BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 17, 2010 Consulting and Staffing Services Company One [Member]	Oct. 31, 2010 Consulting and Staffing Services Company Two [Member]	Oct. 01, 2011 Magix Integration Proprietary Ltd [Member]	Apr. 01, 2011 Magix Integration Proprietary Ltd [Member]	Dec. 31, 2010 Magix Integration Proprietary Ltd [Member]	May 31, 2011 Software Solution Provider [Member]	Dec. 31, 2012 App Builder [Member]	Dec. 31, 2011 App Builder [Member]	Dec. 31, 2012 Xsell Resources Inc [Member]	Dec. 31, 2012 Comm It Group [Member]	Dec. 31, 2011 Complete Business Solutions Ltd [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member] Consulting and Staffing Services Company Two [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2010 Customer Relationships [Member] Minimum [Member] Consulting and Staffing Services Company One [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2010 Customer Relationships [Member] Maximum [Member] Consulting and Staffing Services Company One [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price				$ 13,684		$ 587	$ 1,105	$ 1,560				$ 314
Business Acquisition, Cost of Acquired Entity, Cash Paid				8,625						140	12,565		4,990
Business Acquisition Cost Of Acquired Entity Purchase Price To Be Paid				5,400
Business Acquisition, Contingent Consideration, at Fair Value													4,031
Finite-Lived Intangible Asset, Useful Life																				6 years	3 years 6 months	4 years	15 years	15 years
Equity Method Investment, Ownership Percentage					88.00%			51.00%	100.00%			100.00%
Business Acquisition Percentage Of Interest Description	Option to increase its holdings by 24% to 75% in total with a fair value.
Business Acquisition Percentage Of Interests, Option To Increase					100.00%			75.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage						100.00%	24.00%					12.00%	80.00%	95.00%
Business Acquisition Non Controlling Interest Adjustment						1,466						165
Business Acquisition Non Controlling Interest Adjustment To Additional Paid In Capital						226						149
Business Acquistion Purchase Price Allocation Increase Decrease In Goodwill Recorded	480
Business Acquistion Purchase Price Allocation Increase Decrease In Deferred Tax Liability Recorded	589
Business Acquisition Purchase Price Allocation Customer Relationships	1,930	4,430
Business Acquisition Purchase Price Allocation Non Compete Agreement	429
Amortization Of Acquired Intangible Assets Term	8 years	15 years													4 years	3 years 6 months	10 years	15 years	10 years
Business Acquistion Purchase Price Allocation Increase Decrease In Intangible Assets Recorded		1,465
Business Acquistion Purchase Price Allocation Increase Decrease In Deferred Revenues Recorded		1,348
Business Acquisition Purchase Price Allocation Developed Technology		2,138
Business Acquisition Purchase Price Allocation Backlog		683
Business Combination, Consideration Transferred													9,021
Business Acquisition, Contingent Consideration, Potential Cash Payment													1,414
Business Acquisition Contingent Consideration Deferred Payment													2,617
Liabilities due to acquisition activities				5,059	908			807					4,042
Financial Expenses On Business Acquisition	$ 48	$ 112	$ 173